Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions		1 Months Ended	12 Months Ended
	Jul. 08, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 18, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Corporate debt			$ 1,017,200	$ 1,023,071	$ 993,725
Amount drawn			101,140	429,014	678,651
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt			6,431	8,204
Amount drawn			$ 6,400	$ 8,200
Maturity date			July 1, 2024	July 1, 2023
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount																							$ 10,700	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount					$ 425,000						$ 450,000											$ 215,000
Corporate debt			$ 29,499
Amount drawn			30,000	$ 0
Credit facility amount available			$ 385,000	440,000
Revolving Credit Facility [Member] | Maturity December 31, 2023 [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2024
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount			$ 100,000
Amount drawn			$ 35,000	10,000
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.10%
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate		4.24%																			4.24%
Credit facility amount		$ 287,000																			€ 268.0
Maturity date			April 30, 2025
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		4.50%																			4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt			$ 9,937	24,422
Short term notes issued amount			$ 9,900	24,400		€ 9.3			€ 21.5
Term of short term notes			2 years
Percentage average cost of issued short term notes			2.21%
Commercial Paper [Member] | Top of Range [Member]
Corporate debt [Abstract]
Short term notes issued amount																			$ 54,000	€ 50.0
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																	$ 310,000	€ 290.0
Corporate debt			$ 308,812	327,440
Adjustment to interest rate																	1.96%	1.96%
Maturity date			June 2026
2020 Note Issuance Facility [Member]
Corporate debt [Abstract]
Fixed interest rate	5.25%															5.25%
Credit facility amount	$ 150,000															€ 140.0
Corporate debt			$ 147,257	155,814
Maturity period			7 years
2020 Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	0.00%															0.00%
Interest capitalization period	3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate															4.00%
Corporate debt			$ 109,162	106,410
Maturity date			July 15, 2025
Principal amount of notes issued														$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares															29.107
Principal amount of notes for exchange rate															$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares															$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement															$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate												2.50%	2.50%
Corporate debt			$ 10,078	$ 5,663								$ 5,400	€ 5.0
Maturity date			December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate							1.90%	1.90%
Corporate debt							$ 5,400	€ 5.0
Maturity date			January 31, 2026
Green Exchangeable Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount										$ 400,000
Fixed interest rate										4.125%
Maturity date			May 15, 2028